Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets
6	Intangible assets, net
Intangible assets consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Computer software, systems and acquired technology	11,460	15,693	2,405
Less: Accumulated amortization	(2,650)	(6,174)	(946)

Total intangible assets, net	8,810	9,519	1,459

No impairment charges were recognized on intangible assets for the years ended December 31, 2018, 2019 and 2020, respectively.
On March 4, 2019, the Company acquired MLINK business at a cost of RMB8,000 which was fully attributed to acquired technology with a useful life of five years. The Company concluded that all of the fair value of MLINK business’s gross assets acquired was
 concentrated in a single identifiable intangible asset and therefore not a business pursuant to ASU
2017-01.
The weighted average amortization period of intangible assets were 2.6 years, 4.2 years and 3.9 years for the years ended December 31, 2018, 2019 and 2020, respectively.
Amortization expense of intangible assets were RMB307, RMB2,307 and, RMB4,366

(US$669) for the years ended December 31, 2018, 2019 and 2020, respectively.
Estimated amortization expense relating to the existing intangible asset
s
 with finite lives for each of the next five years is as follows:

	RMB	US$
For the year ending December 31, 2021	4,182	641
2022	3,285	503
2023	1,752	269
2024	286	44
2025	14	2
No intangible assets with an indefinite useful life as of December 31, 2019 and 2020.